Note 30 - Long-Term Debt by Contractual Maturity (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Total [Domain Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Long-term debt	€ 119,390	€ 131,525
Total [Domain Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	72,656	63,986
Floating rate	9,028	14,571
Other Long-Term Debt by Contractual Maturity	26,394	41,588
Total [Domain Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	11,163	9,644
Floating rate	0	1,491
Other Long-Term Debt by Contractual Maturity	149	€ 245
Due in 2024 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Long-term debt	30,942
Due in 2024 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	14,803
Floating rate	319
Other Long-Term Debt by Contractual Maturity	15,704
Due in 2024 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	53
Floating rate	0
Other Long-Term Debt by Contractual Maturity	64
Due in 2025 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Long-term debt	17,936
Due in 2025 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	12,237
Floating rate	2,427
Other Long-Term Debt by Contractual Maturity	568
Due in 2025 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,703
Floating rate	0
Other Long-Term Debt by Contractual Maturity	0
Due in 2026 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Long-term debt	17,406
Due in 2026 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	12,380
Floating rate	2,441
Other Long-Term Debt by Contractual Maturity	564
Due in 2026 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	1,978
Floating rate	0
Other Long-Term Debt by Contractual Maturity	42
Due in 2027 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Long-term debt	14,422
Due in 2027 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	10,779
Floating rate	895
Other Long-Term Debt by Contractual Maturity	350
Due in 2027 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,378
Floating rate	0
Other Long-Term Debt by Contractual Maturity	20
Due in 2028 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Long-term debt	10,032
Due in 2028 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	8,736
Floating rate	616
Other Long-Term Debt by Contractual Maturity	680
Due in 2028 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Other Long-Term Debt by Contractual Maturity	0
Due after 2028 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Long-term debt	28,652
Due after 2028 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	13,720
Floating rate	2,329
Other Long-Term Debt by Contractual Maturity	8,529
Due after 2028 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	4,051
Floating rate	0
Other Long-Term Debt by Contractual Maturity	€ 22